Schedule of income tax provision (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax			$ (368,542)	$ 23,086
Loss before tax	(3,254,679)	(4,185,192)	(4,301,507)	(7,547,787)
Tax calculated at tax rate @17% (2023: 17%)	(553,296)	(711,483)	(731,257)	(1,283,124)
- Effect of tax rates in foreign jurisdiction	177,179	227,834	141,421	930,664
- Tax effect on expense not deductible for tax purposes	164,729	211,824	149,973	129,502
- Income not subject to tax	(7,841)	(10,083)	(12,096)
- Utilisation of capital allowance				(1,041)
Recognition of tax effect of previously unrecognized tax losses				(15,809)
- Deferred tax assets on temporary differences not recognized	253,478	325,949	461,877	239,808
- Under/(Over) provision of current taxation in respect of prior period			(368,542)	23,086
- Others	(34,249)	(44,041)	(9,918)
Tax charge			$ (368,542)	$ 23,086